NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2025 Fund	Nationwide Destination Retirement Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2050 Fund	Aggressive Fund
Nationwide Destination 2055 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2060 Fund	Conservative Fund
Nationwide Destination 2065 Fund

Supplement dated September 1, 2022

to the Statement of Additional Information dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective September 9, 2022, the list of Underlying Funds in which the Nationwide Investor Destinations Funds may invest on page 3 of the SAI is hereby revised to add the Nationwide U.S. 130/30 Equity Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE